Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 64,216	¥ 82,391
Troubled debt restructurings, Post-modification outstanding recorded investment		63,787	82,113
Troubled debt restructurings that subsequently defaulted, Recorded Investment		7,280	9,163
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	20,440	28,645
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	20,440	28,603
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,643	2,996
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	4,594	12,502
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	4,594	12,460
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	74	368
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	43	142
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	43	142
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	561	1,107
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	561	1,107
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		10
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,505	2,343
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,505	2,343
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	436	680
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	12,240	9,889
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	12,240	9,889
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	615	1,778
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		246
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		246
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	156	1,072
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	156	1,072
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	518	135
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	312	425
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	312	425
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,029	919
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,029	919
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		25
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	5,649	9,983
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	5,649	9,983
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	4,235	5,459
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	4,235	5,459
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	83	124
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	10,382	9,570
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	9,953	9,334
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	1,810	1,977
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	11,621	18,878
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	11,621	18,878
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	199	2,331
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	11,889	9,856
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	11,889	9,856
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 3,545	¥ 1,735

[1]	For the six months ended September 30, 2017 and 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans.